Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series E
Average Annual Return, Percent	17.78%	11.79%	12.72%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series I
Average Annual Return, Percent	12.71%	3.28%	3.56%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series CH
Average Annual Return, Percent	10.75%	1.62%	2.13%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series H
Average Annual Return, Percent	11.79%	2.39%	2.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	15.84%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.04%)	0.67%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	1.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	1.02%	1.49%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	19.47%	9.74%	10.37%
Bloomberg High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index
Average Annual Return, Percent	12.54%	3.91%	4.45%
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Average Annual Return, Percent	10.93%	2.33%	3.14%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	5.63%	0.96%	1.44%